[Ameritas Life Insurance Corp. Logo]

                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

September 4, 2009

                                               Transmitted via EDGAR on 9-4-2009

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Attention: Filing Desk


RE:      Ameritas Life Insurance Corp. (Depositor)
         Ameritas Variable Separate Account VA-2 (Registrant)
         File No. 333-142502
         Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated September 1, 2009, for Ameritas Variable Separate Account VA-2 ("Separate Account"), File No. 333-142502, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp. on behalf of the Separate Account, hereby certifies that:

     1. The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 2 to the Separate Account's registration statement for File No. 333-142502 on Form N-4 filed with the SEC August 31, 2009; and

     2. The text of Post-Effective Amendment No. 2 to the Separate Account's registration statement for File No. 333-142502 on Form N-4 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Second Vice President & Associate General Counsel